Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Profits Tax Paid	$ 430
Notional amount	999	$ 999
Gross loan commitments	2,000
Syndicated Credit Facility [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gross loan commitments	2,000
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters And Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Notional amount	$ 415	$ 415
Borrowings term	3 years
Percentage of minimum economic exposure for the joint and several obligations	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Rudin [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee	50.00%
Contingent liability for guarantees [member] | Three Times Square Associates LLC [Member] | Thomson Reuters [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of guarantee	50.00%